CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 31,119	$ 28,820
Restricted cash	528	835
Trade receivables (net of allowance for credit losses of $ 155 and $ 178 at December 31, 2021 and 2020, respectively)	401	216
Other accounts receivable and prepaid expenses	1,342	569
Bonds related deposits	509	2,564
Property held for sale	5,893	0
Total current assets	39,792	33,004
LONG-TERM INVESTMENTS:
Long-term deposits	99	98
Right-of-use assets	131	272
Investments in companies and associates	5,998	9,269
Total long-term investments	6,228	9,639
Real estate property, net	176,922	192,054
Total assets	222,942	234,697
CURRENT LIABILITIES:
Current maturities of long-term loans and bonds	8,478	6,447
Other accounts payable and accrued expenses	4,084	4,144
Operating lease liabilities	130	166
Total liabilities attributed to discontinued operations	2,061	2,061
Total current liabilities	14,753	12,818
COMMITMENTS AND CONTINGENT LIABILITIES
LONG-TERM LIABILITIES:
Deferred tax liabilities	14,217	15,095
Land lease liability, net	6,785	7,054
Operating lease liabilities	27	146
Long-term loans, net of current maturities	100,950	112,923
Total long-term liabilities	121,979	135,218
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.65 par value - Authorized: 6,000,000 shares at December 31, 2021 and 2020; Issued: 5,216,256 shares at December 31, 2021 and 2020; Outstanding: 5,198,361 shares at December 31, 2021 and 2020	994	994
Additional paid-in capital	138,187	138,187
Treasury shares: 17,895 shares at December 31, 2021 and 2020	(87)	(87)
Other reserves	1,255	2,759
Accumulated deficit	(81,283)	(80,389)
Total shareholders' equity of Optibase Ltd.	59,066	61,464
Non-controlling interests	27,144	25,197
Total shareholders' equity	86,210	86,661
Total liabilities and shareholders' equity	$ 222,942	$ 234,697